Financial instruments classification (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial instruments classification
Total current financial assets	$ 11,312	$ 8,867
Total noncurrent financial assets	5,881	4,860
Total of financial assets	17,193	13,727
Total current financial liabilities	8,191	6,119
Total noncurrent financial liabilities	17,780	17,340
Total of financial liabilities	25,971	23,459
Amortized cost
Financial instruments classification
Total current financial liabilities	8,097	5,649
Total noncurrent financial liabilities	14,364	15,423
Total of financial liabilities	22,461	21,072
At fair value through profit or loss
Financial instruments classification
Total current financial liabilities	94	470
Total noncurrent financial liabilities	3,416	1,917
Total of financial liabilities	3,510	2,387
R$
Financial instruments classification
Total current financial assets	4,148	3,243
Total noncurrent financial assets	3,435	2,101
Total of financial assets	7,583	5,344
Total current financial liabilities	5,346	3,481
Total noncurrent financial liabilities	5,406	4,907
Total of financial liabilities	10,752	8,388
US$
Financial instruments classification
Total current financial assets	6,978	5,484
Total noncurrent financial assets	2,446	2,759
Total of financial assets	9,424	8,243
Total current financial liabilities	1,964	2,038
Total noncurrent financial liabilities	11,099	11,218
Total of financial liabilities	13,063	13,256
CAD
Financial instruments classification
Total current financial assets	46	27
Total of financial assets	46	27
Total current financial liabilities	556	317
Total noncurrent financial liabilities	195	127
Total of financial liabilities	751	444
EUR
Financial instruments classification
Total current financial assets	11	12
Total of financial assets	11	12
Total current financial liabilities	212	177
Total noncurrent financial liabilities	1,068	1,088
Total of financial liabilities	1,280	1,265
Other currencies
Financial instruments classification
Total current financial assets	129	101
Total of financial assets	129	101
Total current financial liabilities	113	106
Total noncurrent financial liabilities	12
Total of financial liabilities	125	106
Amortized cost
Financial instruments classification
Total current financial assets	10,121	8,904
Total noncurrent financial assets	4,971	3,481
Total of financial assets	15,092	12,385
At fair value through OCI
Financial instruments classification
Total noncurrent financial assets	726	987
Total of financial assets	726	987
At fair value through profit or loss
Financial instruments classification
Total current financial assets	1,191
Total current financial assets		(37)
Total noncurrent financial assets	184	392
Total of financial assets	1,375	355
Cash and cash equivalents
Financial instruments classification
Total current financial assets	7,350	5,784
Cash and cash equivalents | R$
Financial instruments classification
Total current financial assets	2,822	2,765
Cash and cash equivalents | US$
Financial instruments classification
Total current financial assets	4,361	2,883
Cash and cash equivalents | CAD
Financial instruments classification
Total current financial assets	41	23
Cash and cash equivalents | EUR
Financial instruments classification
Total current financial assets	11	12
Cash and cash equivalents | Other currencies
Financial instruments classification
Total current financial assets	115	101
Cash and cash equivalents | Amortized cost
Financial instruments classification
Total current financial assets	7,350	5,784
Short-term investments
Financial instruments classification
Total current financial assets	826	32
Short-term investments | R$
Financial instruments classification
Total current financial assets	826	1
Short-term investments | US$
Financial instruments classification
Total current financial assets		31
Short-term investments | At fair value through profit or loss
Financial instruments classification
Total current financial assets	826	32
Financial instruments classification
Financial instruments classification
Total current financial assets	288	39
Financial instruments classification | R$
Financial instruments classification
Total current financial assets	111	30
Financial instruments classification | US$
Financial instruments classification
Total current financial assets	177	9
Financial instruments classification | At fair value through profit or loss
Financial instruments classification
Total current financial assets	288	39
Accounts receivable
Financial instruments classification
Total current financial assets	2,529	2,648
Accounts receivable | R$
Financial instruments classification
Total current financial assets	389	447
Accounts receivable | US$
Financial instruments classification
Total current financial assets	2,121	2,197
Accounts receivable | CAD
Financial instruments classification
Total current financial assets	5	4
Accounts receivable | Other currencies
Financial instruments classification
Total current financial assets	14
Accounts receivable | Amortized cost
Financial instruments classification
Total current financial assets	2,452	2,756
Accounts receivable | At fair value through profit or loss
Financial instruments classification
Total current financial assets	77
Total current financial assets		(108)
Related parties
Financial instruments classification
Total current financial assets	319	364
Related parties | US$
Financial instruments classification
Total current financial assets	319
Related parties | Amortized cost
Financial instruments classification
Total current financial assets	319	364
Judicial deposits
Financial instruments classification
Total noncurrent financial assets	3,159	1,716
Judicial deposits | R$
Financial instruments classification
Total noncurrent financial assets	3,159	1,716
Bank accounts restricted
Financial instruments classification
Total noncurrent financial assets	125
Bank accounts restricted | R$
Financial instruments classification
Total noncurrent financial assets	125
Financial instruments classification
Financial instruments classification
Total noncurrent financial assets	184	392
Financial instruments classification | R$
Financial instruments classification
Total noncurrent financial assets	147	380
Financial instruments classification | US$
Financial instruments classification
Total noncurrent financial assets	37	12
Financial instruments classification | At fair value through profit or loss
Financial instruments classification
Total noncurrent financial assets	184	392
Investments in equity securities
Financial instruments classification
Total noncurrent financial assets	726	987
Investments in equity securities | US$
Financial instruments classification
Total noncurrent financial assets	726	987
Investments in equity securities | At fair value through OCI
Financial instruments classification
Total noncurrent financial assets	726	987
Loans
Financial instruments classification
Total noncurrent financial assets	87	153
Loans | R$
Financial instruments classification
Total noncurrent financial assets	4	5
Loans | US$
Financial instruments classification
Total noncurrent financial assets	83	148
Loans | Amortized cost
Financial instruments classification
Total noncurrent financial assets	87	153
Related parties
Financial instruments classification
Total current financial assets		364
Total noncurrent financial assets	1,600	1,612
Related parties | US$
Financial instruments classification
Total current financial assets		364
Total noncurrent financial assets	1,600	1,612
Related parties | Amortized cost
Financial instruments classification
Total noncurrent financial assets	1,600	1,612
Suppliers and contractors
Financial instruments classification
Total current financial liabilities	4,107	3,512
Suppliers and contractors | Amortized cost
Financial instruments classification
Total current financial liabilities	4,107	3,512
Suppliers and contractors | R$
Financial instruments classification
Total current financial liabilities	2,317	1,791
Suppliers and contractors | US$
Financial instruments classification
Total current financial liabilities	989	1,182
Suppliers and contractors | CAD
Financial instruments classification
Total current financial liabilities	524	292
Suppliers and contractors | EUR
Financial instruments classification
Total current financial liabilities	177	141
Suppliers and contractors | Other currencies
Financial instruments classification
Total current financial liabilities	100	106
Financial instruments classification
Financial instruments classification
Total current financial liabilities	94	470
Financial instruments classification | At fair value through profit or loss
Financial instruments classification
Total current financial liabilities	94	470
Financial instruments classification | R$
Financial instruments classification
Total current financial liabilities	69	389
Financial instruments classification | US$
Financial instruments classification
Total current financial liabilities	25	81
Lease Liabilities
Financial instruments classification
Total current financial liabilities	225
Lease Liabilities | R$
Financial instruments classification
Total current financial liabilities	86
Lease Liabilities | US$
Financial instruments classification
Total current financial liabilities	110
Lease Liabilities | CAD
Financial instruments classification
Total current financial liabilities	16
Lease Liabilities | Other currencies
Financial instruments classification
Total current financial liabilities	13
Loans and borrowings
Financial instruments classification
Total current financial liabilities	1,214	1,003
Loans and borrowings | Amortized cost
Financial instruments classification
Total current financial liabilities	1,214	1,003
Loans and borrowings | R$
Financial instruments classification
Total current financial liabilities	734	532
Loans and borrowings | US$
Financial instruments classification
Total current financial liabilities	429	410
Loans and borrowings | CAD
Financial instruments classification
Total current financial liabilities	16	25
Loans and borrowings | EUR
Financial instruments classification
Total current financial liabilities	35	36
Interest on capital
Financial instruments classification
Total current financial liabilities	1,571
Interest on capital | R$
Financial instruments classification
Total current financial liabilities	1,571
Related parties
Financial instruments classification
Total current financial liabilities	980	1,134
Related parties | Amortized cost
Financial instruments classification
Total current financial liabilities	980	1,134
Related parties | R$
Financial instruments classification
Total current financial liabilities	569	769
Related parties | US$
Financial instruments classification
Total current financial liabilities	411	365
Lease Liabilities
Financial instruments classification
Total noncurrent financial liabilities	1,566
Lease Liabilities | R$
Financial instruments classification
Total noncurrent financial liabilities	329
Lease Liabilities | US$
Financial instruments classification
Total noncurrent financial liabilities	1,136
Lease Liabilities | CAD
Financial instruments classification
Total noncurrent financial liabilities	89
Lease Liabilities | Other currencies
Financial instruments classification
Total noncurrent financial liabilities	12
Financial instruments classification
Financial instruments classification
Total noncurrent financial liabilities	307	344
Financial instruments classification | At fair value through profit or loss
Financial instruments classification
Total noncurrent financial liabilities	307	344
Financial instruments classification | R$
Financial instruments classification
Total noncurrent financial liabilities	241	321
Financial instruments classification | US$
Financial instruments classification
Total noncurrent financial liabilities	66	23
Loans and borrowings
Financial instruments classification
Total noncurrent financial liabilities	11,842	14,463
Loans and borrowings | Amortized cost
Financial instruments classification
Total noncurrent financial liabilities	11,842	14,463
Loans and borrowings | R$
Financial instruments classification
Total noncurrent financial liabilities	1,727	2,948
Loans and borrowings | US$
Financial instruments classification
Total noncurrent financial liabilities	8,941	10,300
Loans and borrowings | CAD
Financial instruments classification
Total noncurrent financial liabilities	106	127
Loans and borrowings | EUR
Financial instruments classification
Total noncurrent financial liabilities	1,068	1,088
Related parties
Financial instruments classification
Total noncurrent financial liabilities	956	960
Related parties | Amortized cost
Financial instruments classification
Total noncurrent financial liabilities	956	960
Related parties | R$
Financial instruments classification
Total noncurrent financial liabilities		65
Related parties | US$
Financial instruments classification
Total noncurrent financial liabilities	956	895
Participative stockholders' debentures
Financial instruments classification
Total noncurrent financial liabilities	2,584	1,407
Participative stockholders' debentures | At fair value through profit or loss
Financial instruments classification
Total noncurrent financial liabilities	2,584	1,407
Participative stockholders' debentures | R$
Financial instruments classification
Total noncurrent financial liabilities	2,584	1,407
Financial guarantees
Financial instruments classification
Total noncurrent financial liabilities	525	166
Financial guarantees | At fair value through profit or loss
Financial instruments classification
Total noncurrent financial liabilities	525	166
Financial guarantees | R$
Financial instruments classification
Total noncurrent financial liabilities	$ 525	$ 166